Other non-current assets	12 Months Ended
Dec. 31, 2011
Other non-current assets [Abstract]
Other non-current assets
Note 21 –  Other non-current assets

(In US$ millions)	December 31, 2011	December 31, 2010
Other non-current assets consists of:
Long-term part of deferred charges	65	54
Deferred tax effect of internal transfer of assets	149	71
Favorable contracts	2	15
Other	18	1
Total other non-current assets	234	141

Deferred charges represent debt arrangement fees that are capitalized and amortized to interest expense over the life of the debt instrument.

(In US$ millions)	December 31, 2011	December 31, 2010

Debt arrangement fees	204	157
Accumulated amortization	(113)	(82)
Total book value	91	75
Less: Short-term portion	(26)	(21)
Long-term portion	65	54
Amortization for the period	31	43